Basis of Presentation	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation

1.	Basis of Presentation
Avis Budget Group, Inc. provides car and truck rentals, car sharing services and ancillary services to businesses and consumers worldwide. The accompanying Consolidated Financial Statements include the accounts and transactions of Avis Budget Group, Inc. and its subsidiaries, as well as entities in which Avis Budget Group, Inc. directly or indirectly has a controlling financial interest (collectively, the “Company”).
The Company operates the following reportable business segments:

•
North America—provides car rentals in the United States and vehicle rentals in Canada, as well as ancillary products and services, and operates the Company’s Zipcar car sharing business in North America.

•
International—provides and licenses the Company’s brands to third parties for vehicle rentals and ancillary products and services in Europe, the Middle East, Africa, Asia, South America, Central America, the Caribbean, Australia and New Zealand, and operates the Company’s car sharing business in certain of these markets.

•	Truck Rental—provides truck rentals and ancillary products and services to consumers and commercial users in the United States.

In 2013, 2012 and 2011, the Company completed the business acquisitions discussed in Note 5 to these consolidated financial statements. The operating results of the acquired businesses are included in the accompanying consolidated financial statements from the dates of acquisition.

In conjunction with a change in the Company’s management structure in first quarter of 2014, the financial results of the Company’s Zipcar operations outside of North America are reported in the Company’s International segment rather than in the Company’s North America segment. The Company’s business segment financial information presented in these Notes to Consolidated Financial Statements has been recast for all periods presented. The Company’s consolidated results were not affected by this change.
The Company presents separately the financial data of its vehicle programs. These programs are distinct from the Company’s other activities since the assets under vehicle programs are generally funded through the issuance of debt that is collateralized by such assets. The income generated by these assets is used, in part, to repay the principal and interest associated with the debt. Cash inflows and outflows relating to the acquisition of such assets and the principal debt repayment or financing of such assets are classified as activities of the Company’s vehicle programs. The Company believes it is appropriate to segregate the financial data of its vehicle programs because, ultimately, the source of repayment of such debt is the realization of such assets.